PORTFOLIO OF INVESTMENTS
WESMARK SMALL COMPANY GROWTH FUND

March 31, 2020 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-90.8%
CONSUMER DISCRETIONARY-9.2%
	Automotive Retail-1.6%
14,471	Lithia Motors, Inc., Class A	$1,183,583

	Consumer Electronics-1.6%
140,306	Sonos, Inc.(1)	1,189,795

	Education Services-3.8%
80,713	Chegg, Inc.(1)	2,887,911

	Retail-1.5%
15,538	FirstCash, Inc.	1,114,696

	Specialty Stores-0.7%
24,287	Dick's Sporting Goods, Inc.	516,342

TOTAL CONSUMER DISCRETIONARY		6,892,327

CONSUMER STAPLES-3.1%
	Packaged Foods & Meats-3.1%
23,989	Freshpet, Inc.(1)	1,532,177
42,968	Simply Good Foods Co.(1)	827,564
		2,359,741
TOTAL CONSUMER STAPLES		2,359,741

FINANCIALS-17.0%
	Asset Management & Custody Banks-1.7%
27,843	Diamond Eagle Acquisition Corp.(1)	343,583
61,132	Victory Capital Holdings, Inc., Class A	1,000,120
		1,343,703
	Investment Banking & Brokerage-2.5%
45,541	Stifel Financial Corp.	1,879,932

	Life & Health Insurance-1.2%
34,337	Trupanion, Inc.(1)	893,792

	Regional Banks-11.6%
29,430	BancorpSouth Bank	556,816
42,124	BankUnited, Inc.	787,719
16,169	Banner Corp.	534,224
52,468	CenterState Bank Corp.	904,024
17,004	Community Bank System, Inc.	999,835
43,314	First Bancorp/Southern Pines, NC	999,687
34,078	Fulton Financial Corp.	391,556
52,504	Old National Bancorp	692,528
25,424	Pinnacle Financial Partners, Inc.	954,417
129,349	Sterling Bancorp	1,351,697
Shares/Principal Amount		Value
28,160	Trustmark Corp.	$656,128
		8,828,631
TOTAL FINANCIALS		12,946,058

HEALTH CARE-24.3%
	Health Care Equipment-6.3%
16,227	AtriCure, Inc.(1)	545,065
22,385	Hill-Rom Holdings, Inc.	2,251,931
29,846	Integra LifeSciences Holdings Corp.(1)	1,333,221
14,026	NuVasive, Inc.(1)	710,557
		4,840,774
	Health Care Supplies-2.2%
25,014	Neogen Corp.(1)	1,675,688

	Health Care Technology-8.8%
14,842	Tandem Diabetes Care, Inc.(1)	955,083
27,044	Teladoc Health, Inc.(1)	4,192,090
73,397	Vocera Communications, Inc.(1)	1,558,952
		6,706,125
	Life Sciences Tools & Services-7.0%
14,284	Charles River Laboratories International, Inc.(1)	1,802,784
10,032	ICON PLC(1)	1,364,352
55,062	Syneos Health, Inc.(1)	2,170,544
		5,337,680
TOTAL HEALTH CARE		18,560,267

INDUSTRIALS-10.7%
	Aerospace & Defense-2.0%
29,619	Moog, Inc., Class A	1,496,648

	Building Products-2.9%
44,987	AAON, Inc.	2,173,772

	Construction & Engineering-4.6%
109,810	Quanta Services, Inc.	3,484,271

	Construction Machinery & Heavy Trucks-1.2%
72,715	Spartan Motors, Inc.	938,751

TOTAL INDUSTRIALS		8,093,442

INFORMATION TECHNOLOGY-24.4%
	Application Software-11.2%
375,000	Cloudera, Inc.(1)	2,951,250
15,772	Five9, Inc.(1)	1,205,927
258,864	Limelight Networks, Inc.(1)	1,475,525
87,596	LivePerson, Inc.(1)	1,992,809
54,917	Nuance Communications, Inc.(1)	921,507
		8,547,018
	Data Processing & Outsourced Services-2.2%
89,495	I3 Verticals, Inc., Class A(1)	1,708,460

	Electronic Components-2.4%
134,160	Knowles Corp.(1)	1,795,061

Shares/Principal Amount		Value
	Electronic Equipment & Instruments-1.6%
17,549	OSI Systems, Inc.(1)	$1,209,477

	Systems Software-4.5%
14,993	Qualys, Inc.(1)	1,304,241
28,401	Rapid7, Inc.(1)	1,230,615
14,296	Varonis Systems, Inc.(1)	910,226
		3,445,082
	Technology Distributors-0.9%
9,232	SYNNEX Corp.	674,859

	Technology Hardware, Storage & Peripherals-1.6%
101,423	Pure Storage, Inc., Class A(1)	1,247,503

TOTAL INFORMATION TECHNOLOGY		18,627,460

MATERIALS-2.1%
	Fertilizers & Agricultural Chemicals-2.1%
15,605	Scotts Miracle-Gro Co.	1,597,952

TOTAL MATERIALS		1,597,952

TOTAL COMMON STOCKS
(Cost $56,187,029)		69,077,247

EXCHANGE TRADED FUNDS-4.9%
23,950	iShares Russell 2000 ETF	2,741,317
8,360	Vanguard® Small-Cap ETF	965,078

TOTAL EXCHANGE TRADED FUNDS
(Cost $4,826,697)		3,706,395

SHORT TERM INVESTMENTS-2.6%
	Mutual Funds-2.6%
2,008,566	Federated Government Obligations Fund 7-Day Yield 0.377% (at net asset value)	2,008,566

TOTAL SHORT TERM INVESTMENTS
(Cost $2,008,566)		2,008,566

TOTAL INVESTMENTS-98.3%
(Cost $63,022,292)		74,792,208
OTHER ASSETS AND LIABILITIES-NET(2)-1.7%		1,315,787
NET ASSETS-100.0%		$76,107,995

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets at March 31, 2020.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK GROWTH FUND

March 31, 2020 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-93.4%
COMMUNICATION SERVICES-2.2%
	Cable & Satellite-2.2%
170,038	Comcast Corp., Class A	$5,845,906

TOTAL COMMUNICATION SERVICES		5,845,906

CONSUMER DISCRETIONARY-10.0%
	Home Improvement Retail-2.4%
34,000	Home Depot, Inc.	6,348,140

	Internet & Direct Marketing Retail-5.6%
7,589	Amazon.com, Inc.(1)	14,796,425

	Movies & Entertainment-2.0%
55,000	Walt Disney Co.	5,313,000

TOTAL CONSUMER DISCRETIONARY		26,457,565

CONSUMER STAPLES-4.1%
	Distillers & Vintners-2.0%
36,000	Constellation Brands, Inc., Class A	5,160,960

	Packaged Foods & Meats-2.1%
110,000	Mondelez International, Inc., Class A	5,508,800

TOTAL CONSUMER STAPLES		10,669,760

FINANCIALS-7.1%
	Asset Management & Custody Banks-3.6%
21,665	BlackRock, Inc.	9,531,950

	Diversified Banks-1.8%
112,000	Citigroup, Inc.(2)	4,717,440

	Investment Banking & Brokerage-1.7%
132,500	Morgan Stanley	4,505,000

TOTAL FINANCIALS		18,754,390

HEALTH CARE-20.0%
	Biotechnology-2.7%
35,000	Amgen, Inc.	7,095,550

	Health Care Equipment-4.6%
80,000	Abbott Laboratories	6,312,800
8,500	Intuitive Surgical, Inc.(1)	4,209,285
16,358	Zimmer Biomet Holdings, Inc.	1,653,467
		12,175,552
	Life Sciences Tools & Services-3.7%
51,500	IQVIA Holdings, Inc.(1)	5,554,790

Shares/Principal Amount		Value
15,000	Thermo Fisher Scientific, Inc.	$4,254,000
		9,808,790
	Managed Health Care-3.8%
40,000	UnitedHealth Group, Inc.(2)	9,975,200

	Pharmaceuticals-5.2%
180,000	Elanco Animal Health, Inc.(1)	4,030,200
57,000	Merck & Co., Inc.	4,385,580
45,000	Zoetis, Inc.	5,296,050
		13,711,830
TOTAL HEALTH CARE		52,766,922

INDUSTRIALS-8.1%
	Aerospace & Defense-2.2%
39,300	Raytheon Co.	5,154,195
1,900	TransDigm Group, Inc.	608,361
		5,762,556
	Construction Machinery & Heavy Equipment-1.7%
95,000	Westinghouse Air Brake Technologies Corp.	4,572,350

	Industrial Conglomerates-2.3%
19,500	Roper Technologies, Inc.	6,080,295

	Industrial Machinery-1.9%
39,500	Parker-Hannifin Corp.	5,124,335

TOTAL INDUSTRIALS		21,539,536

INFORMATION TECHNOLOGY-37.7%
	Application Software-5.8%
20,000	Adobe, Inc.(1)	6,364,800
63,000	salesforce.com, Inc.(1)	9,070,740
		15,435,540
	Communications Equipment-3.7%
38,000	Apple, Inc.	9,663,020

	Data Processing & Outsourced Services-7.6%
66,504	Black Knight, Inc.(1)	3,861,222
128,000	Genpact, Ltd.	3,737,600
33,000	Mastercard, Inc., Class A	7,971,480
48,000	PayPal Holdings, Inc.(1)	4,595,520
		20,165,822
	Internet Software & Services-6.1%
3,000	Alphabet, Inc., Class C(1)(2)	3,488,430
6,000	Alphabet, Inc., Class A(1)	6,971,700
33,500	Facebook, Inc., Class A(1)	5,587,800
		16,047,930
	IT Consulting & Other Services-3.8%
30,000	Accenture PLC, Class A	4,897,800
75,000	Booz Allen Hamilton Holding Corp.	5,148,000
		10,045,800
	Semiconductors-4.4%
31,211	Broadcom, Inc.	7,400,128
349,073	ON Semiconductor Corp.(1)	4,342,468
		11,742,596

Shares/Principal Amount		Value
	Systems Software-6.3%
40,000	Microsoft Corp.	$6,308,400
123,000	Oracle Corp.	5,944,590
15,700	ServiceNow, Inc.(1)	4,499,306
		16,752,296
TOTAL INFORMATION TECHNOLOGY		99,853,004

MATERIALS-1.4%
	Specialty Chemicals-1.4%
45,000	PPG Industries, Inc.	3,762,000

TOTAL MATERIALS		3,762,000

REAL ESTATE-2.8%
	Specialized REITS-2.8%
51,000	Crown Castle International Corp.	7,364,400

TOTAL REAL ESTATE		7,364,400

TOTAL COMMON STOCKS
(Cost $163,668,024)		247,013,483

EXCHANGE TRADED FUNDS-5.4%
41,061	SPDR S&P 500 ETF Trust(2)	10,583,473
125,000	SPDR S&P Homebuilders ETF(2)	3,723,750

TOTAL EXCHANGE TRADED FUNDS
(Cost $18,134,703)		14,307,223

SHORT TERM INVESTMENTS-0.2%
	Mutual Funds-0.2%
578,704	Federated Government Obligations Fund 7-Day Yield 0.377% (at net asset value)	578,704

TOTAL SHORT TERM INVESTMENTS
(Cost $578,704)		578,704

TOTAL INVESTMENTS-99.0%
(Cost $182,381,431)		261,899,410
OTHER ASSETS AND LIABILITIES-NET(3)-1.0%		2,628,355
NET ASSETS-100.0%		$264,527,765

(1)	Non-income producing security.
(2)	Pledged security, a portion or all of the security is pledged as collateral for written options as of March 31, 2020.
(3)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at March 31, 2020.

See accompanying Notes to Quarterly Portfolio of Investments.

Written Call Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Received	Notional Value	Value
Alphabet, Inc.	$1,400.00	06/19/2020	30	$(150,573)	$3,488,430	$(36,000)
Citigroup, Inc.	$75.00	06/19/2020	500	(51,608)	2,106,000	(4,500)
SPDR S&P 500 ETF Trust	$345.00	06/19/2020	75	(48,690)	1,933,125	(825)
SPDR S&P 500 ETF Trust	$317.00	06/19/2020	150	(125,085)	3,866,250	(5,550)
SPDR S&P Homebuilders ETF	$48.00	06/19/2020	50	(4,410)	148,950	(2,700)
UnitedHealth Group, Inc.	$310.00	06/19/2020	25	(24,355)	623,450	(7,500)
				$(404,721)	$12,166,205	$(57,075)

PORTFOLIO OF INVESTMENTS
WESMARK BALANCED FUND

March 31, 2020 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-58.2%
CONSUMER STAPLES-8.0%
	Hypermarkets & Super Centers-1.9%
16,000	Walmart, Inc.	$1,817,920

	Packaged Foods & Meats-3.2%
61,129	Conagra Brands, Inc.	1,793,525
25,000	General Mills, Inc.	1,319,250
		3,112,775
	Soft Drinks-2.9%
20,000	Coca-Cola Co.	885,000
16,000	PepsiCo, Inc.	1,921,600
		2,806,600
TOTAL CONSUMER STAPLES		7,737,295

CONSUMER DISCRETIONARY-1.4%
	General Merchandise Stores-1.4%
15,000	Target Corp.	1,394,550

TOTAL CONSUMER DISCRETIONARY		1,394,550

ENERGY-4.8%
	Integrated Oil & Gas-2.7%
19,100	Chevron Corp.	1,383,986
35,000	TOTAL SA, Sponsored ADR	1,303,400
		2,687,386
	Oil & Gas Refining & Marketing-0.6%
13,000	Valero Energy Corp.	589,680

	Pipelines-1.5%
104,000	Kinder Morgan, Inc.	1,447,680

TOTAL ENERGY		4,724,746

FINANCIALS-5.8%
	Asset Management & Custody Banks-0.5%
9,850	State Street Corp.	524,710

	Consumer Finance-1.3%
35,000	Discover Financial Services	1,248,450

	Diversified Banks-2.1%
10,000	JPMorgan Chase & Co.	900,300
34,000	US Bancorp	1,171,300
		2,071,600
	Regional Banks-1.9%
8,000	PNC Financial Services Group, Inc.	765,760
35,000	Truist Financial Corp.	1,079,400
		1,845,160
TOTAL FINANCIALS		5,689,920

Shares/Principal Amount		Value
HEALTH CARE-15.0%
	Biotechnology-5.6%
35,674	AbbVie, Inc.	$2,718,002
9,500	Amgen, Inc.	1,925,935
11,000	Gilead Sciences, Inc.	822,360
		5,466,297
	Health Care Equipment-1.8%
20,000	Medtronic PLC	1,803,600

	Health Care Services-1.8%
30,000	CVS Health Corp.	1,779,900

	Pharmaceuticals-5.8%
12,500	Eli Lilly & Co.	1,734,000
25,000	Merck & Co., Inc.	1,923,500
60,000	Pfizer, Inc.	1,958,400
		5,615,900
TOTAL HEALTH CARE		14,665,697

INDUSTRIALS-2.2%
	Aerospace & Defense-0.7%
4,650	Boeing Co.	693,501

	Electrical Components & Equipment-1.1%
22,000	Emerson Electric Co.	1,048,300

	Industrial Conglomerates-0.4%
3,200	3M Co.	436,832

TOTAL INDUSTRIALS		2,178,633

INFORMATION TECHNOLOGY-11.2%
	Communications Equipment-6.8%
17,400	Apple, Inc.	4,424,646
58,000	Cisco Systems, Inc.	2,279,980
		6,704,626
	Semiconductors-3.7%
29,000	Intel Corp.	1,569,480
20,000	Texas Instruments, Inc.	1,998,600
		3,568,080
	Technology Hardware, Storage & Peripherals-0.7%
16,316	Western Digital Corp.	679,072

TOTAL INFORMATION TECHNOLOGY		10,951,778

MATERIALS-1.5%
	Commodity Chemicals-1.5%
50,000	Dow Chemical Co.	1,462,000

TOTAL MATERIALS		1,462,000

REAL ESTATE-4.3%
	Industrial REITS-1.1%
13,000	Prologis, Inc.	1,044,810

Shares/Principal Amount		Value
	Residential REITS-1.3%
21,000	Equity Residential	$1,295,910

	Specialized REITS-1.9%
13,000	Digital Realty Trust, Inc. REIT	1,805,830

TOTAL REAL ESTATE		4,146,550

TELECOMMUNICATION SERVICES-1.1%
	Integrated Telecommunication Services-1.1%
20,000	Verizon Communications, Inc.	1,074,600

TOTAL TELECOMMUNICATION SERVICES		1,074,600

UTILITIES-2.9%
	Electric Utilities-1.9%
13,025	Duke Energy Corp.	1,053,462
30,000	PPL Corp.	740,400
		1,793,862
	Multi-Utilities-1.0%
13,250	Dominion Energy, Inc.	956,518

TOTAL UTILITIES		2,750,380

TOTAL COMMON STOCKS
(Cost $49,909,867)		56,776,149

EXCHANGE TRADED FUNDS-0.7%
8,041	SPDR® S&P® Dividend ETF	642,154

TOTAL EXCHANGE TRADED FUNDS
(Cost $797,258)		642,154

CORPORATE BONDS-15.9%
	Banks-1.1%
$1,000,000	Wells Fargo & Co., Subordinated Notes, 3.450%, 2/13/2023	1,029,555

	Communications Equipment-1.0%
1,000,000	Apple, Inc., 3M US L + 1.13%, 2/23/2021(1)	1,001,328

	Consumer Finance-0.5%
500,000	Capital One Financial Corp., 3M US L + 0.95%, 3/9/2022(1)	478,735

	Industrial Gases-0.9%
835,000	Air Products & Chemicals, Inc., Sr. Unsecured Notes, 3.350%, 7/31/2024	869,382

	Integrated Telecommunication Services-2.1%
1,000,000	AT&T, Inc., Sr. Unsecured Notes, 3.950%, 1/15/2025	1,055,372
Shares/Principal Amount		Value
$1,000,000	Verizon Communications, Inc., Sr. Unsecured Notes, 3M US L + 1.00%, 3/16/2022(1)	$952,071
		2,007,443
	Internet Software & Services-1.9%
2,000,000	Ebay, Inc., Sr. Unsecured Notes, 3M US L + 0.87%, 1/30/2023(1)	1,840,482

	Investment Banking & Brokerage-1.0%
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecured Notes, 3M US L + 1.60%, 11/29/2023(1)	977,637

	Life Sciences Tools & Services-0.5%
500,000	Agilent Technologies, Inc., Sr. Unsecured Notes, 3.200%, 10/1/2022	502,863

	Packaged Foods & Meats-0.5%
500,000	Kraft Heinz Foods Co., Sr. Unsecured Notes, 3.125%, 9/12/2021	496,919

	Pharmaceuticals-1.8%
220,000	McKesson Corp., 3.650%, 11/30/2020	221,616
500,000	Pfizer, Inc., Sr. Unsecured Notes, 3.400%, 5/15/2024	522,895
1,000,000	Zoetis, Inc., Sr. Unsecured Notes, 3.250%, 2/1/2023	1,023,492
		1,768,003
	Real Estate-0.7%
750,000	Simon Property Group LP, Sr. Unsecured Notes, 2.750%, 2/1/2023	727,872

	Regional Banks-2.6%
500,000	PNC Bank NA, Subordinated Notes, 2.950%, 1/30/2023	514,189
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3M US L + 0.50%, 7/27/2022(1)	966,860
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3.250%, 6/1/2025	1,066,556
		2,547,605
	Software & Services-1.3%
400,000	Autodesk, Inc., Sr. Unsecured Notes, 3.600%, 12/15/2022	421,882
750,000	Oracle Corp., Sr. Unsecured Notes, 3.400%, 7/8/2024	803,130
		1,225,012
TOTAL CORPORATE BONDS
(Cost $15,555,767)		15,472,836

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-3.6%
	Federal Home Loan Mortgage Corp.-0.6%
$537,046	Series 2015-4517, Class PC, 2.500%, 5/15/2044	$556,767

	Federal National Mortgage Association-1.2%
148,991	Series 2013-9, Class KB, 2.500%, 12/25/2042, REMIC	153,861
967,932	Series 2019-51, Class JD, 2.500%, 9/25/2049	1,015,111
		1,168,972

	Government National Mortgage Association-1.8%
1,724,451	Series 2018-126, Class DA, 3.500%, 1/20/2048	1,818,502

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,370,750)		3,544,241

COMMERCIAL MORTGAGE-BACKED SECURITIES-2.2%
	Commercial Mortgage-Backed Securities-2.2%
1,500,000	Series 2015-UBS8, Class A4, 3.809%, 11/15/2025	1,605,191
497,315	Series 2012-C3, Class A4, 3.091%, 9/10/2022	502,730
		2,107,921
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $2,038,606)		2,107,921

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-9.4%
	Federal Home Loan Mortgage Corp.-1.6%
192,257	Pool G18527, 3.000%, 10/1/2029	201,809
1,255,053	Pool G18707, 3.500%, 9/1/2033	1,324,586
		1,526,395
	Federal National Mortgage Association-6.7%
428,542	Pool AM3301, 2.350%, 5/1/2023	445,819
748,257	Pool BL5389, 2.710%, 5/1/2027	813,663
280,961	Pool MA1449, 3.000%, 5/1/2028	295,965
634,843	Pool AM6756, 3.570%, 10/1/2029	735,093
780,124	Pool MA3621, 3.500%, 3/1/2039	831,737
1,276,620	Pool BN4896, 4.000%, 1/1/2049	1,363,207
904,803	Pool MA3592, 4.000%, 2/1/2049	965,948
1,000,000	Pool BP4338, 1Y US TI + 1.942%, 3/1/2049(1)	1,034,933
		6,486,365
	Small Business Administration Pools-1.1%
585,861	PRIME - 2.50%, 1/25/2042(1)	587,117

Shares/Principal Amount		Value
$537,294	PRIME - 2.60%, 7/25/2042(1)	$537,035
		1,124,152
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $8,784,555)		9,136,912

U.S. GOVERNMENT AGENCY SECURITIES-3.1%
	Federal Home Loan Banks-2.6%
1,000,000	3.570%, 5/8/2034	1,002,364
1,000,000	2.790%, 2/26/2037	1,005,932
450,000	5.250%, 6/10/2022	495,537
		2,503,833
	Federal National Mortgage Association-0.5%
495,000	1.800%, 8/28/2024	496,668

TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $2,953,458)		3,000,501

TAXABLE MUNICIPAL BONDS-3.5%
	Alaska-0.5%
500,000	City of Anchorage, Build America General Obligation Unlimited Bonds, 5.368%, 4/1/2026	500,000

	Colorado-0.1%
55,000	Colorado State Housing and Finance Authority Revenue Bonds, Series A-1, 3.900%, 10/1/2032	55,000

	Michigan-0.3%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	271,215

	Ohio-1.1%
1,000,000	Columbus-Franklin County Finance Authority, 4.490%, 11/15/2032	1,092,880

	Pennsylvania-1.0%
500,000	Albert Gallatin Area School District, Build America General Obligation Unlimited Bonds, 6.080%, 9/1/2025	509,140
450,000	Commonwealth Financing Authority, 4.014%, 6/1/2033	512,964
		1,022,104

Shares/Principal Amount		Value
	Virginia-0.5%
$500,000	Virginia Public Building Authority, Build America Revenue Bonds, 5.500%, 8/1/2027	$504,960

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $3,349,217)		3,446,159

NON-TAXABLE MUNICIPAL BONDS-0.4%
	Utah-0.4%
450,000	Utah Transit Authority, 3.393%, 12/15/2036	429,835

TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $457,761)		429,835

SHORT TERM INVESTMENTS-0.4%
	Mutual Funds-0.4%
438,726	Federated Government Obligations Fund 7-Day Yield 0.377% (at net asset value)	438,726

TOTAL SHORT TERM INVESTMENTS
(Cost $438,726)		438,726

TOTAL INVESTMENTS-97.4%
(Cost $87,655,965)		94,995,434
OTHER ASSETS AND LIABILITIES-NET(2)-2.6%		2,489,223
NET ASSETS-100.0%		$97,484,657

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

Libor Rates:
3M US L - 3 Month LIBOR as of March 31, 2020 was 1.45%
1Y US TI - 1 Year US Treasury Bill as of March 31, 2020 was 0.17%
PRIME - US Prime Rate as of March 31, 2020 was 3.25%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of March 31, 2020 is based on the reference rate plus the displayed spread as of the security's last reset date.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at March 31, 2020.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK GOVERNMENT BOND FUND

March 31, 2020 (Unaudited)

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-57.1%
	Agency Collat CMO-6.3%
$2,235,457	Series 2012-273, Class 40, 4.000%, 8/15/2042	$2,480,551
5,941,504	Series 2014-330, Class F4, 1M US L + 0.35%, 10/15/2037(1)	5,856,490
3,365,120	Series 2019-4894, Class DA, 3.500%, 9/15/2043	3,508,150
402,431	Series 2003-55, Class 1A3A, 1M US L + 0.40%, 3/25/2043(1)	399,012
1,015,387	Series 2004-W14, Class 1AF, 1M US L + 0.40%, 7/25/2044(1)	1,005,973
1,327,009	Series 2010-59, Class FL, 1M US L + 0.50%, 5/20/2040(1)	1,315,765
		14,565,941

	Agency Collat PAC CMO-5.0%
4,084,987	Series 2014-25, Class PA, 2.250%, 1/20/2044	4,250,917
1,978,223	Series 2019-153, Class MP, 3.000%, 6/20/2049	2,116,814
4,858,762	Series 2019-99, Class GA, 3.500%, 7/20/2049	5,151,708
		11,519,439

	Commercial MBS-1.8%
4,154,505	Series 2020-8, Class B, 2.600%, 1/16/2061	4,201,054

	Federal Home Loan Mortgage Corp.-11.5%
1,173,872	Series 2012-276, Class 25, 2.500%, 9/15/2042	1,249,777
337,933	Series 2011-3919, Class CE, 2.750%, 10/15/2040, REMIC	352,449
1,489,380	Series 2012-3984, Class PA, 2.000%, 12/15/2039, REMIC	1,519,077
626,153	Series 2013-4249, Class KD, 3.000%, 11/15/2042, REMIC	638,507
364,569	Series 2013-4287, Class AB, 2.000%, 12/15/2026, REMIC	372,143
358,755	Series 2014-4368, Class BE, 2.500%, 5/15/2031, REMIC	365,538
926,012	Series 2015-4472, Class MA, 3.000%, 5/15/2045, REMIC	989,630
1,406,793	Series 2015-4531, Class PD, 2.500%, 5/15/2043, REMIC	1,449,082
2,934,235	Series 2015-4537, Class AB, 3.000%, 1/15/2043, REMIC	3,053,593
1,162,473	Series 2016-4546, Class TE, 2.000%, 12/15/2045, REMIC	1,193,216

Shares/Principal Amount		Value
$3,521,982	Series 2016-4629, Class QG, 2.500%, 11/15/2046, REMIC	$3,630,648
2,706,926	Series 2016-4631, Class AE, 3.500%, 5/15/2044, REMIC	2,895,421
1,006,715	Series 2017-4655, Class LA, 3.500%, 3/15/2042, REMIC	1,054,479
2,498,042	Series 2017-4657, Class TA, 3.500%, 11/15/2041, REMIC	2,629,324
2,214,955	Series 2017-4661, Class AC, 4.000%, 4/15/2043, REMIC	2,372,558
2,366,106	Series 2017-4680, Class TA, 4.000%, 7/15/2044, REMIC	2,506,846
		26,272,288

	Federal National Mortgage Association-21.3%
542,323	Series 2003-39, Class JC, 4.000%, 5/25/2033, REMIC	600,353
851,392	Series 2003-44, Class Q, 3.500%, 6/25/2033, REMIC	912,821
1,522,782	Series 2003-W18, Class 2A, 4.242%, 6/25/2043, REMIC (1)	1,660,727
1,266,074	Series 2010-99, Class CP, 2.750%, 8/25/2040, REMIC	1,329,439
368,473	Series 2011-121, Class PD, 2.000%, 12/25/2040, REMIC	377,732
1,590,292	Series 2012-103, Class NG, 1.750%, 11/25/2041, REMIC	1,626,711
3,321,065	Series 2012-103, Class VC, 3.500%, 9/25/2029, REMIC	3,509,585
3,332,078	Series 2012-134, Class AE, 1.750%, 7/25/2040, REMIC	3,392,522
1,280,867	Series 2012-17, Class EA, 2.000%, 3/25/2041, REMIC	1,313,719
433,472	Series 2012-58, Class PA, 2.000%, 4/25/2042, REMIC	447,928
904,288	Series 2012-69, Class PH, 2.750%, 1/25/2042, REMIC	942,743
1,498,888	Series 2013-10, Class NE, 2.000%, 1/25/2042, REMIC	1,531,010
1,742,539	Series 2013-102, Class DG, 3.000%, 5/25/2032, REMIC	1,822,596
1,778,696	Series 2013-20, Class YA, 2.000%, 3/25/2042, REMIC	1,826,075
568,301	Series 2014-4, Class KA, 3.000%, 1/25/2044, REMIC	617,296
363,216	Series 2015-35, Class BH, 1.500%, 6/25/2045, REMIC	365,136
2,411,469	Series 2016-16, Class PD, 3.000%, 12/25/2044, REMIC	2,533,811
3,452,942	Series 2016-90, Class DA, 3.000%, 8/25/2046, REMIC	3,572,193
2,539,130	Series 2016-95, Class L, 2.500%, 6/25/2046, REMIC	2,666,573
1,813,413	Series 2017-1, Class JP, 3.500%, 4/25/2045, REMIC	1,952,119
1,841,505	Series 2017-31, Class GA, 3.000%, 3/25/2044, REMIC	1,942,828

Shares/Principal Amount		Value
$3,906,228	Series 2017-89, Class PL, 3.000%, 6/25/2043, REMIC	$4,116,821
3,635,606	Series 2018-3, Class LD, 3.000%, 8/25/2046, REMIC	3,826,956
5,709,243	Series 2019-74, Class LB, 3.000%, 10/25/2049	6,013,966
		48,901,660

	Government National Mortgage Association-5.9%
3,225,600	Series 2005-26, Class ZA, 5.500%, 1/20/2035	3,651,211
318,783	Series 2011-11, Class PC, 2.000%, 4/20/2040	324,092
474,574	Series 2012-50, Class ED, 2.250%, 8/20/2040	491,740
1,349,443	Series 2013-38, Class KA, 1.250%, 2/20/2042	1,349,435
954,211	Series 2016-43, Class UC, 3.500%, 3/20/2046	963,158
1,958,021	Series 2016-55, Class JA, 3.500%, 4/20/2046	2,116,138
4,404,437	Series 2016-77, Class MB, 2.000%, 9/20/2045	4,544,934
		13,440,708

	Other ABS-5.3%
4,013,689	Series 2007-20F, Class 1, 5.710%, 6/1/2027	4,335,296
5,707,255	Series 2010-20C, Class 1, 4.190%, 3/1/2030	6,112,642
1,580,551	Series 2015-20D, Class 1, 2.510%, 4/1/2035	1,611,400
		12,059,338

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $126,946,280)		130,960,428

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-24.5%
	Federal Home Loan Mortgage Corp.-1.2%
590,585	Pool C91361, 4.000%, 3/1/2031	644,784
687,849	Pool T65458, 3.500%, 2/1/2048	721,910
1,336,739	Pool 2B7395, 12M US L + 1.63%, 3/1/2049(1)	1,389,603
		2,756,297
	Federal National Mortgage Association-5.7%
2,227,367	Pool MA0641, 4.000%, 2/1/2031	2,435,715
954,540	Pool MA0695, 4.000%, 4/1/2031	1,043,679
604,346	Pool MA0756, 4.000%, 6/1/2031	660,761
1,638,653	Pool MA0818, 4.000%, 8/1/2031	1,792,004
1,991,217	Pool MA1459, 3.000%, 6/1/2033	2,116,188
2,289,619	Pool AL5169, 4.000%, 4/1/2034	2,486,159
1,757,220	Pool 995026, 6.000%, 9/1/2036	2,022,056
545,326	Pool AL6620, 4.500%, 8/1/2042	605,308
		13,161,870

Shares/Principal Amount		Value
	FNMA Collateral-12.3%
$965,779	Pool MA0988, 4.000%, 2/1/2042	$1,029,909
1,026,783	Pool MA1966, 4.500%, 6/1/2044	1,134,433
10,021,309	Pool MA2711, 3.000%, 8/1/2046	10,425,867
4,390,175	Pool BM3178, 12M US L + 1.604%, 12/1/2047(1)	4,534,733
1,372,783	Pool BK0870, 12M US L + 1.62%, 6/1/2048(1)	1,426,210
1,031,705	Pool BH0724, 12M US L + 1.636%, 1/1/2049(1)	1,075,990
4,842,776	Pool BO9776, 1Y US TI + 2.036%, 3/1/2049(1)	5,045,057
3,378,724	Pool CA3453, 12M US L + 1.619%, 4/1/2049(1)	3,490,428
		28,162,627
	GNMA2 Collateral-2.0%
1,332,343	Pool G24922, 4.000%, 1/20/2041	1,455,115
2,930,771	Pool MA5766, 5.500%, 2/20/2049	3,160,759
		4,615,874
	Government National Mortgage Association-2.5%
2,111,475	Pool A09704, 3.000%, 10/20/2036	2,263,340
2,486,240	Pool AY5131, 3.000%, 6/20/2037	2,665,129
366,773	Pool G24828, 4.500%, 10/20/2040	395,639
329,421	Pool 589693, 4.500%, 7/15/2029	363,548
		5,687,656
	UMBS Collateral-0.8%
1,677,015	Pool AE5463, 4.000%, 10/1/2040	1,817,692

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $54,910,348)		56,202,016

TAXABLE MUNICIPAL BONDS-23.0%
	Alabama-0.8%
750,000	City of Brewton AL, 3.180%, 12/1/2034	786,397
1,000,000	Water Works Board of the City of Birmingham, 3.463%, 1/1/2039	1,062,630
		1,849,027
	Arkansas-1.1%
500,000	City of Benton AR Municipal Light & Water Works, 2.950%, 9/1/2034	513,230
600,000	City of Springdale AR Sales & Use Tax Revenue, 2.450%, 11/1/2032	595,062
	University of Arkansas:
500,000	3.382%, 9/1/2037	501,665
1,000,000	3.301%, 11/1/2039	998,220
		2,608,177
	California-3.1%
1,900,000	California Educational Facilities Authority, 3.686%, 4/1/2037	2,022,949
1,630,000	City of Fairfield CA, 4.358%, 6/1/2034	1,803,872

Shares/Principal Amount		Value
$500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	$715,030
1,000,000	Santa Clara Valley, California, Transportation Authority Sales Tax Revenue, Build America Bonds, 5.876%, 4/1/2032	1,244,770
725,000	West Contra Costa, California, Unified School District Bonds, 4.194%, 8/1/2033	807,897
500,000	West Sacramento Area Flood Control Agency, 3.082%, 9/1/2034	512,835
		7,107,353
	Colorado-0.7%
	Colorado Housing & Finance Authority:
250,000	3.210%, 5/1/2033	251,182
250,000	2.959%, 11/1/2033	250,513
1,000,000	Denver City & County Housing Authority, 2.936%, 12/1/2034	1,011,620
		1,513,315
	Florida-0.8%
1,000,000	Broward County FL Water & Sewer Utility Revenue, 3.338%, 10/1/2037	1,040,100
860,000	County of Palm Beach FL, 3.000%, 11/1/2035	874,448
		1,914,548
	Georgia-0.4%
705,000	Atlanta, Georgia, Independent School System Qualified School Construction Bonds, 5.657%, 3/1/2027	872,677

	Hawaii-0.5%
1,000,000	University of Hawaii, 3.850%, 10/1/2038	1,059,660

	Idaho-0.5%
1,000,000	Idaho State Building Authority Building Revenue State Office Campus Project Revenue Bonds, Series B, 3.580%, 9/1/2032	1,082,160

	Illinois-0.2%
495,000	City of Colona IL, 2.800%, 12/1/2035	485,872

	Kansas-0.4%
450,000	City of Olathe, Water & Sewer System, Build America Revenue Bonds, Series A, 5.300%, 7/1/2026	452,790
380,000	Johnson County Unified School District No. 232 De Soto, Build America General Obligation Bonds, 5.500%, 9/1/2023	380,783
		833,573

Shares/Principal Amount		Value
	Louisiana-0.6%
	City of New Orleans, Louisiana, Public Improvement Bonds:
$515,000	Series A, 5.350%, 12/1/2027	$578,659
300,000	Series A, 5.700%, 12/1/2030	339,366
500,000	Series A, 5.750%, 12/1/2033	563,160
		1,481,185
	Maryland-0.6%
465,000	Baltimore, Maryland, General Obligation Unlimited Bonds, Series C, 3.509%, 10/15/2034	496,904
1,000,000	Maryland Community Development Administration, 2.931%, 9/1/2034	990,630
		1,487,534
	Massachusetts-0.4%
850,000	Massachusetts Housing Finance Agency, 3.800%, 6/1/2035	875,636

	Michigan-0.3%
605,000	City of Madison Heights, Michigan, General Obligation Bonds, 3.610%, 1/1/2031	637,011

	Minnesota-0.4%
	Minnesota Housing Finance Agency:
250,000	2.905%, 7/1/2034	250,962
500,000	2.941%, 1/1/2035	494,705
200,000	St Paul Independent School District No 625, 3.114%, 2/1/2034	210,302
		955,969
	Mississippi-0.0%(2)
85,000	Mississippi Development Bank, Revenue Bonds, Series B, 5.150%, 6/1/2023	86,375

	New York-1.6%
700,000	City of New York NY, 5.985%, 12/1/2036	903,707
500,000	New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, 4.000%, 8/1/2033	563,095
1,000,000	New York City, New York, Housing Development Corp. Revenue Bonds, Series D, 4.253%, 11/1/2035	1,087,290
500,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series A-5, 3.580%, 8/1/2032	541,450
470,000	New York State Dormitory Authority State Personal Income Tax Revenue Build America Bonds, 5.500%, 3/15/2030	561,053
		3,656,595

Shares/Principal Amount		Value
	North Dakota-0.1%
$250,000	North Dakota Housing Finance Agency, 3.700%, 7/1/2033	$260,058

	Ohio-2.6%
1,000,000	City of Columbus OH, 4.070%, 4/1/2033	1,125,730
1,000,000	Coshocton Ohio City School District General Obligation Unlimited Bonds, 5.087%, 12/1/2026	1,019,160
500,000	County of Cuyahoga, Variable Purpose, Build America General Obligation Bonds, 5.392%, 12/1/2025	591,350
500,000	Hilliard School District, General Obligation Bonds, 5.550%, 12/1/2025	596,155
1,000,000	Northwest Local School District (Stark Summit & Wayne Counties), General Obligation Bonds, 5.050%, 12/1/2025	1,154,590
500,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.817%, 12/1/2030	601,745
875,000	University of Akron, Ohio Revenue Bonds, Series B, 4.299%, 1/1/2033	917,192
		6,005,922
	Oregon-1.0%
500,000	Troutdale, Oregon General Obligation Limited Bonds, 3.350%, 6/1/2026	500,440
	Washington County, Clean Water Services Sewer, Build America Revenue Bonds:
750,000	5.228%, 10/1/2025	880,463
700,000	5.701%, 10/1/2030	874,685
		2,255,588
	Pennslyvania-0.2%
375,000	Erie City Water Authority, 2.512%, 12/1/2034	368,812

	Pennsylvania-2.5%
1,150,000	Commonwealth Financing Authority, Revenue Bonds, Series A, 3.743%, 6/1/2029	1,300,420
	County of Clinton, Pennsylvania, General Obligation Unlimited Bonds:
370,000	3.780%, 12/1/2029	406,548
285,000	3.880%, 12/1/2030	312,346
1,000,000	Peters Township, Pennsylvania, School District Washington County General Obligation Limited Bonds, 3.310%, 9/1/2026	1,031,970

Shares/Principal Amount		Value
$2,000,000	State Public School Building Authority, Pennsylvania Qualified School Construction Revenue Bonds, Series C, 5.088%, 9/15/2029	$2,373,520
250,000	Upper Allegheny Joint Sanitary Authority, 3.350%, 9/1/2034	255,883
		5,680,687
	South Carolina-0.6%
415,000	Greer Trust, South Carolina, Important Projects Revenue Bonds, Series A, 3.722%, 12/1/2031	444,444
1,000,000	Joint Municipal Water & Sewer Commission, 3.194%, 6/1/2039	1,022,710
		1,467,154
	Texas-1.5%
500,000	City of Austin, Electric Utility System, Build America Revenue Bonds, 5.086%, 11/15/2025	557,320
500,000	City of El Paso, Texas, General Obligation Bonds, 4.944%, 8/15/2033	548,400
500,000	Corpus Christi, Texas, Taxable Certificates Obligation Bonds, Series B, 4.950%, 3/1/2038	579,015
1,015,000	Stephen F Austin State University, 4.192%, 10/15/2035	1,109,730
500,000	Texas A&M University, 4.077%, 5/15/2039	554,115
		3,348,580
	Utah-1.0%
1,870,000	Utah Municipal Power Agency, 3.806%, 7/1/2036	1,978,067
250,000	Utah Municipal Power Agency, Revenue Bonds, Series A, 3.237%, 7/1/2028	267,228
		2,245,295
	Virginia-0.6%
1,395,000	Virginia Housing Development Authority, 3.050%, 8/1/2038	1,354,545

	West Virginia-0.2%
	Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
200,000	Series D, 4.500%, 6/1/2023	198,956
345,000	Series D, 5.000%, 6/1/2028	326,477
		525,433
	Wisconsin-0.3%
305,000	City of Wauwatosa WI, 4.200%, 11/1/2034	334,612

Shares/Principal Amount		Value
$430,000	Stanley, Wisconsin, Water & Sewer System Revenue Bonds, Series A, 3.570%, 5/1/2031	$457,314
		791,926
TOTAL TAXABLE MUNICIPAL BONDS
(Cost $50,506,857)		52,810,667

NON-TAXABLE MUNICIPAL BONDS-0.8%
	West Virginia-0.8%
700,000	Hardy County, West Virginia, Board of Education, 2.450%, 6/1/2026	716,212
1,000,000	Putnam Public Service District, 4.000%, 12/1/2039	1,105,210
		1,821,422
TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $1,751,194)		1,821,422

SHORT TERM INVESTMENTS-0.4%
	Mutual Funds-0.4%
805,252	Federated Government Obligations Fund 7-Day Yield 0.377% (at net asset value)	805,252

TOTAL SHORT TERM INVESTMENTS
(Cost $805,252)		805,252

TOTAL INVESTMENTS-105.8%
(Cost $234,919,931)		242,599,785
OTHER ASSETS AND LIABILITIES-NET(3)-(5.8)%		(13,396,819)
NET ASSETS-100.0%		$229,202,966

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of March 31, 2020 is based on the reference rate plus the displayed spread as of the security's last reset date.
(2)	Amount represents less than 0.05% of net assets.
(3)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at March 31, 2020.

See accompanying Notes to Quarterly Portfolio of Investments.

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

Libor Rates:
1M US L - 1 Month LIBOR as of March 31, 2020 was 0.99%
12M US L - 12 Month LIBOR as of March 31, 2020 was 1.00%
1Y US TI - 1 Year US Treasury Bill as of March 31, 2020 was 0.17%

PORTFOLIO OF INVESTMENTS
WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

March 31, 2020 (Unaudited)

Shares/Principal Amount		Value
NON-TAXABLE MUNICIPAL BONDS-98.7%
	Ohio-1.1%
$1,100,000	Westerville, Ohio, General Obligation Limited Bonds, 5.000%, 12/1/2028	$1,268,795

	Pennsylvania-1.4%
1,425,000	Borough of Plum PA, 4.000%, 12/1/2034	1,658,001

	West Virginia-96.2%
1,500,000	Berkeley County Public Service Sewer District, 4.500%, 10/1/2032	1,637,730
	Berkeley County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,170,000	3.375%, 5/1/2022	1,172,129
400,000	4.000%, 5/1/2024	400,944
300,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project), 3.000%, 12/1/2029	305,085
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project):
100,000	Series B, 2.600%, 12/1/2023	102,859
100,000	Series B, 2.800%, 12/1/2024	103,112
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
370,000	Series C, 3.000%, 12/1/2029	392,603
450,000	Series C, 3.400%, 12/1/2034	476,636
345,000	Series D, 3.000%, 12/1/2024	366,431
585,000	Series D, 3.000%, 12/1/2025	626,137
380,000	Berkeley County, West Virginia, Public Service District Water Revenue Bonds, Series A, 4.500%, 12/1/2033	416,731
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
275,000	5.000%, 6/1/2027	327,000
950,000	5.000%, 6/1/2028	1,127,811
655,000	5.000%, 6/1/2029	776,751
620,000	Series A, 5.300%, 3/1/2029	622,108
285,000	Series C, 3.500%, 10/1/2025	285,388
	Brooke County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,065,000	4.000%, 6/1/2025	1,202,151
1,100,000	3.000%, 6/1/2026	1,181,114
965,000	3.000%, 6/1/2027	1,034,354

Shares/Principal Amount		Value
$100,000	3.000%, 6/1/2030	$106,555
	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
195,000	3.600%, 6/1/2024	200,232
205,000	3.750%, 6/1/2025	210,767
215,000	3.850%, 6/1/2026	221,157
265,000	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds, Series A, 3.700%, 12/1/2028	257,514
595,000	City of Buckhannon, West Virginia, Waterworks Revenue Bonds, Series A, 4.000%, 3/1/2029	609,792
	City of Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
185,000	Series A, 3.000%, 3/1/2025	197,754
190,000	Series A, 3.000%, 3/1/2026	204,715
620,000	Series A, 4.000%, 3/1/2029	705,950
405,000	Series A, 3.500%, 12/1/2030	416,745
260,000	Series B, 3.000%, 10/1/2028	265,795
310,000	Series B, 4.000%, 6/1/2031	343,592
135,000	Series E, 3.000%, 6/1/2023	135,108
135,000	Series E, 3.300%, 6/1/2025	135,161
125,000	Series E, 3.400%, 6/1/2026	125,149
	City of Charleston, West Virginia, Sewage System Revenue Bonds:
310,000	4.000%, 7/1/2031	347,625
275,000	4.000%, 7/1/2032	305,910
	City of Clarksburg, West Virginia, Water Revenue Bonds:
170,000	Series E, 3.000%, 6/1/2020	170,180
180,000	Series E, 3.000%, 6/1/2022	181,069
	City of Fairmont, West Virginia Water Revenue Bonds:
500,000	4.000%, 7/1/2024	501,230
605,000	3.000%, 7/1/2025	605,666
575,000	3.100%, 7/1/2026	575,638
1,000,000	3.150%, 7/1/2027	1,001,110
	City of Huntington, West Virginia, Sewerage System Revenue Bonds:
300,000	3.000%, 11/1/2026	316,365
300,000	3.000%, 11/1/2028	314,232
60,000	City of Kingwood, West Virginia, Sewer System Revenue Bonds, 4.000%, 10/1/2020	60,078
	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
250,000	Series A, 3.000%, 9/1/2023	250,367
490,000	Series A, 3.500%, 9/1/2027	490,936

Shares/Principal Amount		Value
	City of Saint Albans, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
$220,000	Series A, 4.250%, 6/1/2026	$230,905
600,000	Series B, 4.000%, 12/1/2027	618,984
	City of Wheeling, West Virginia, Waterworks & Sewerage System Revenue Bonds:
500,000	4.000%, 6/1/2026	537,510
535,000	Series A, 3.000%, 6/1/2029	556,684
555,000	Series A, 3.000%, 6/1/2030	575,912
	Claywood Park Public Service District, West Virginia, Water Revenue Bonds:
110,000	Series C, 3.200%, 11/1/2029	111,841
225,000	Series C, 3.400%, 11/1/2031	229,293
380,000	Corporation of Shepherdstown, West Virginia, Water Revenue Bonds, 3.300%, 3/1/2032	387,277
	Fairmont State University, West Virginia, Revenue Bonds:
765,000	Series A, 5.000%, 6/1/2024	872,352
1,400,000	Series B, 3.000%, 6/1/2024	1,417,948
1,000,000	Series B, 3.100%, 6/1/2025	1,013,670
	Fayette County Board of Education:
545,000	2.250%, 10/1/2030	545,093
640,000	2.250%, 10/1/2032	634,470
565,000	2.500%, 10/1/2033	565,345
	Hampshire County, West Virginia, Building Commission Revenue Bonds:
355,000	Series A, 3.000%, 1/1/2029	351,461
380,000	Series A, 3.000%, 1/1/2031	373,206
1,660,000	Series A, 4.250%, 1/1/2035	1,741,821
2,265,000	Hancock, WV, 5/1/2036	2,265,000
	Monongalia County, West Virginia, Building Commission Lease Revenue Bonds (Monongalia County Building):
300,000	Series A, 4.000%, 2/1/2022	306,639
250,000	Series A, 4.000%, 2/1/2023	255,022
450,000	Series A, 3.000%, 2/1/2025	456,309
750,000	Series A, 3.125%, 2/1/2026	761,085
1,430,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.500%, 12/1/2035	1,562,876
200,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.750%, 10/1/2032	210,794
	Morgantown, West Virginia, Utility Board Revenue Bonds:
1,000,000	Series A, 3.000%, 12/1/2028	1,087,690
1,000,000	Series A, 4.000%, 12/1/2029	1,141,710
1,210,000	Series A, 4.000%, 12/1/2030	1,354,353
1,000,000	Series A, 4.000%, 12/1/2031	1,114,750

Shares/Principal Amount		Value
	Ohio County Board of Education:
$3,000,000	3.000%, 6/1/2033	$3,220,590
635,000	3.000%, 6/1/2034	679,387
1,785,000	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds, Series A, 3.000%, 8/1/2025	1,823,431
600,000	Pleasants County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 4.000%, 5/1/2026	615,576
3,470,000	Preston County Board of Education General Obligation Unlimited Bonds, 4.000%, 5/1/2026	3,563,482
265,000	Putnam County, West Virginia, Public Service District Revenue Bonds, Series A, 3.500%, 4/1/2027	270,234
1,180,000	Salem, West Virginia Sewer Revenue Bonds, Series A, 4.000%, 12/1/2032	1,246,434
500,000	State of West Virginia, 5.000%, 6/1/2033	629,045
	Wayne County, West Virginia, Board of Education General Obligation Unlimited Bonds:
660,000	3.000%, 6/1/2022	685,766
1,220,000	3.000%, 6/1/2023	1,286,673
795,000	3.000%, 6/1/2026	842,287
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
2,055,000	Series A, 5.375%, 7/1/2021	2,096,717
1,710,000	Series C, 5.375%, 7/1/2021	1,744,713
500,000	West Virginia Commissioner Of Highways Special Obligation Surface Transportation Improvements Bonds, Series A, 5.000%, 9/1/2029	616,485
670,000	West Virginia Economic Development Authority Lease Revenue Bonds (Clarksburg Office Building), 3.500%, 6/1/2030	722,495
1,750,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public), 4.000%, 6/1/2024	1,799,858
500,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile), 5.000%, 6/1/2022	521,440
	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection):
1,280,000	Series B, 3.375%, 11/1/2025	1,339,200
755,000	Series B, 3.500%, 11/1/2026	791,602

Shares/Principal Amount		Value
$860,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project), 4.750%, 6/1/2022	$862,296
1,650,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot), Series A, 4.750%, 8/1/2029	1,654,554
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
1,525,000	Series A, 5.000%, 6/1/2025	1,644,392
315,000	Series A, 3.375%, 6/1/2029	338,408
365,000	Series B, 3.375%, 10/1/2023	375,600
390,000	Series B, 3.500%, 10/1/2024	401,755
415,000	Series B, 3.625%, 10/1/2025	427,965
435,000	Series B, 3.750%, 10/1/2026	449,224
545,000	Series C, 3.000%, 6/1/2023	571,487
310,000	Series C, 3.500%, 6/1/2030	334,289
515,000	Series D, 5.000%, 6/1/2025	605,480
600,000	Series D, 3.250%, 6/1/2028	644,424
330,000	Series D, 3.375%, 6/1/2029	354,522
355,000	Series D, 3.500%, 6/1/2030	382,814
	West Virginia Economic Development Authority Lottery Revenue Bonds:
305,000	Series A, 5.000%, 6/15/2028	307,422
1,000,000	Series A, 5.000%, 7/1/2032	1,233,910
1,500,000	West Virginia Higher Education Governing Board University Revenue Bonds (Marshall University), 5.000%, 5/1/2023	1,504,440
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
1,730,000	5.000%, 7/1/2034	2,096,760
10,000	Series A, 4.000%, 4/1/2020	10,000
485,000	Series A, 5.000%, 4/1/2026	485,000
360,000	Series B, 3.200%, 4/1/2024	372,895
375,000	Series B, 3.375%, 4/1/2025	389,539
385,000	Series B, 3.500%, 4/1/2026	400,608
400,000	Series B, 3.600%, 4/1/2027	416,624
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 4.000%, 6/1/2029	1,111,810
585,000	West Virginia Hospital Finance Authority Revenue Bonds (West Virginia University Health System), Series A, 3.375%, 6/1/2029	637,252
	West Virginia Housing Development Fund:
1,500,000	3.700%, 11/1/2032	1,632,480
500,000	3.375%, 11/1/2034	539,880
25,000	West Virginia Housing Development Fund Revenue Bonds, Series A, 3.800%, 11/1/2024	25,041

Shares/Principal Amount		Value
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
$500,000	Series A, 3.000%, 7/1/2025	$518,550
700,000	Series A, 3.125%, 7/1/2026	727,510
370,000	Series B, 4.000%, 7/1/2023	372,560
	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds:
500,000	Series A, 5.000%, 7/1/2024	577,055
515,000	Series A, 5.000%, 7/1/2026	574,261
535,000	Series A, 5.000%, 7/1/2027	596,022
300,000	West Virginia State Bonds, Series A, 3.250%, 6/1/2033	328,278
500,000	West Virginia State Economic Development Authority Lottery Revenue Bonds, 3.000%, 6/15/2031	539,065
500,000	West Virginia State Hospital Finance Authority Refunding West Virginia United Health System, Series A, 4.000%, 6/1/2034	547,220
565,000	West Virginia State Housing Development Bonds, Series B, 3.800%, 11/1/2035	579,306
500,000	West Virginia State Housing Development Fund Revenue Bonds, Series A, Series A, 3.450%, 11/1/2033	541,450
	West Virginia State University Revenue Bonds:
335,000	Series A, 3.000%, 10/1/2020	330,434
340,000	Series A, 2.550%, 10/1/2021	324,044
1,150,000	West Virginia State University Revenues Revenue Bonds, Series A, 5.250%, 4/1/2028	1,347,271
1,000,000	West Virginia University, 4.000%, 10/1/2037	1,139,140
	West Virginia University Revenue Bonds (West Virginia University Project):
500,000	Series A, 5.000%, 10/1/2027	548,165
345,000	Series B, 5.000%, 10/1/2025	365,193
750,000	Series B, 4.125%, 10/1/2031	784,282
500,000	West Virginia Water Development Authority Infrastructure Revenue Bonds, Series A, 5.000%, 10/1/2032	600,335
2,605,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 5.000%, 10/1/2029	3,150,904
435,000	West Virginia Water Development Authority Revenue Bonds (Chesapeake Bay/Greenbrier River Project), Series A, 5.000%, 7/1/2022	471,731

Shares/Principal Amount		Value
$250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program I), Series B-I, 4.000%, 11/1/2024	$267,273
1,395,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), Series B-I, 4.000%, 11/1/2025	1,489,539
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
605,000	Series A-II, 3.000%, 11/1/2024	635,661
600,000	Series A-II, 3.250%, 11/1/2025	634,104
550,000	Series A-II, 5.000%, 11/1/2025	654,962
650,000	Series A-II, 5.000%, 11/1/2026	793,176
800,000	Series A-II, 3.000%, 11/1/2027	872,224
300,000	Series A-II, 3.125%, 11/1/2028	326,640
725,000	Series B-II, 4.000%, 11/1/2025	774,133
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program IV), Series A-IV, 5.000%, 11/1/2033	309,848
500,000	West Virginia, State Parkways Authority Senior Turnpike Toll Revenue Bonds, 5.000%, 6/1/2033	628,610
1,000,000	Wood County, West Virginia, Board of Education Public School General Obligation Unlimited Bonds, 3.000%, 6/1/2029	1,093,060
860,000	Wood County, West Virginia, Building Commission Lease Revenue Bonds, 4.000%, 1/1/2032	831,723
		112,073,481
TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $110,544,412)		115,000,277

SHORT TERM INVESTMENTS-0.3%
	Mutual Funds-0.3%
375,509	Federated Government Obligations Fund 7-Day Yield 0.377% (at net asset value)	375,509

TOTAL SHORT TERM INVESTMENTS
(Cost $375,509)		375,509

TOTAL INVESTMENTS-99.0%
(Cost $110,919,921)		115,375,786
OTHER ASSETS AND LIABILITIES-NET(1)-1.0%		1,205,780
NET ASSETS-100.0%		$116,581,566

(1)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at March 31, 2020.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK TACTICAL OPPORTUNITY FUND

March 31, 2020 (Unaudited)

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-98.1%
BROAD DOMESTIC FIXED INCOME-19.5%
34,343	iShares® 1-3 Year Treasury Bond ETF	$2,976,508
40,430	iShares® Floating Rate Bond ETF	1,970,558
39,154	SPDR® Bloomberg Barclays Convertible Securities ETF	1,873,910

TOTAL BROAD DOMESTIC FIXED INCOME		6,820,976

COMMODITIES-4.5%
61,511	iShares® Silver Trust(1)(2)	802,718
5,237	SPDR® Gold Shares(1)	775,338

TOTAL COMMODITIES		1,578,056

INTERNATIONAL (EX. U.S.) EQUITY-12.2%
24,519	iShares® Edge MSCI USA Quality Factor ETF	1,987,020
25,404	iShares® MSCI EAFE ETF(2)	1,358,098
26,594	iShares® MSCI Emerging Markets ETF(2)	907,653

TOTAL INTERNATIONAL (EX. U.S.) EQUITY		4,252,771

U.S. BROAD DIVERSIFIED EQUITY-17.7%
24,054	SPDR® S&P 500® ETF Trust(2)	6,199,919

TOTAL U.S. BROAD DIVERSIFIED EQUITY		6,199,919

U.S. SECTOR FOCUSED EQUITY-19.8%
16,671	Consumer Staples Select Sector SPDR® Fund	908,069
27,779	Financial Select Sector SPDR® Fund(2)	578,359
20,617	Health Care Select Sector SPDR® Fund(2)	1,826,254
29,108	Industrial Select Sector SPDR® Fund(2)	1,717,663
23,556	Technology Select Sector SPDR® Fund(2)	1,893,196

TOTAL U.S. SECTOR FOCUSED EQUITY		6,923,541

U.S. SMALL AND MID CAP EQUITY-12.4%
7,953	iShares® Russell 2000® ETF(2)	910,300
22,987	iShares® Russell 3000 ETF	3,409,662

TOTAL U.S. SMALL AND MID CAP EQUITY		4,319,962

U.S. VALUE COMPANY FOCUSED EQUITY-12.0%
63,489	Vanguard® Mega Cap Value ETF	4,190,909

Shares/Principal Amount		Value

TOTAL U.S. VALUE COMPANY FOCUSED EQUITY		$4,190,909

TOTAL EXCHANGE TRADED FUNDS
(Cost $39,400,139)		34,286,134

SHORT TERM INVESTMENTS-1.3%
	Mutual Funds-1.3%
460,505	Federated Government Obligations Fund 7-Day Yield 0.377% (at net asset value)	460,505

TOTAL SHORT TERM INVESTMENTS
(Cost $460,505)		460,505

TOTAL INVESTMENTS-99.4%
(Cost $39,860,644)		34,746,639
OTHER ASSETS AND LIABILITIES-NET(3)-0.6%		208,771
NET ASSETS-100.0%		$34,955,410

(1)	Non-income producing security.
(2)	Pledged security, a portion or all of the security is pledged as collateral for written options as of March 31, 2020.
(3)	Assets, including written options, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at March 31, 2020.

See accompanying Notes to Quarterly Portfolio of Investments.

Written Call Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Received	Notional Value	Value
Financial Select Sector SPDR® Fund	$22.00	06/19/2020	200	$(12,130)	$416,400	$(27,200)
Health Care Select Sector SPDR® Fund	$90.00	06/19/2020	125	(12,190)	1,107,250	(65,375)
Industrial Select Sector SPDR® Fund	$60.00	06/19/2020	175	(15,340)	1,032,675	(80,325)
iShares® MSCI EAFE ETF	$55.00	06/19/2020	150	(6,945)	801,900	(33,750)
iShares® MSCI Emerging Markets ETF	$35.73	06/19/2020	150	(10,981)	511,950	(25,500)
iShares® Russell 2000® ETF	$125.00	06/19/2020	50	(3,524)	572,300	(18,100)
iShares® Silver Trust	$13.50	06/30/2020	350	(34,373)	456,750	(32,550)
SPDR® S&P 500® ETF Trust	$280.00	06/19/2020	125	(21,610)	3,221,875	(88,750)
Technology Select Sector SPDR® Fund	$80.00	06/19/2020	150	(36,011)	1,205,550	(103,500)
				$(153,104)	$9,326,650	$(475,050)

Notes to Quarterly Portfolio of Investments

March 31, 2020 (unaudited)

1. Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia
WesMark Tactical Opportunity Fund (“Tactical Opportunity Fund”)	Diversified	To achieve capital appreciation

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

››	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

››	Fixed-income securities acquired with remaining maturities of 60 days or less may be valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

››	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and

››	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized in the three broad Levels listed below:

▪	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

▪	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

▪	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2020, in valuing the Funds’ investments carried at value:

Small Company Growth Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$69,077,247	$–	$–	$69,077,247
Exchange Traded Funds	3,706,395	–	–	3,706,395
Short Term Investments	2,008,566	–	–	2,008,566
Total	$74,792,208	$–	$–	$74,792,208

Growth Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$247,013,483	$–	$–	$247,013,483
Exchange Traded Funds	14,307,223	–	–	14,307,223
Short Term Investments	578,704	–	–	578,704
Total	$261,899,410	$–	$–	$261,899,410

Other Financial Instruments
Liabilities
Written Options	$(57,075)	$–	$–	$(57,075)
Total	$(57,075)	$–	$–	$(57,075)

Balanced Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$56,776,149	$–	$–	$56,776,149
Corporate Bonds	–	15,472,836	–	15,472,836
U.S. Government Agency - Collateralized Mortgage Obligations	–	3,544,241	–	3,544,241
Commercial Mortgage-Backed Securities	–	2,107,921	–	2,107,921
U.S. Government Agency - Mortgage Backed Securities	–	9,136,912	–	9,136,912
U.S. Government Agency Securities	–	3,000,501	–	3,000,501
Taxable Municipal Bonds	–	3,446,159	–	3,446,159
Non-Taxable Municipal Bonds	–	429,835	–	429,835
Exchange Traded Funds	642,154	–	–	642,154
Short Term Investments	438,726	–	–	438,726
Total	$57,857,029	$37,138,405	$–	$94,995,434

Government Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency - Collateralized Mortgage Obligations	$–	$130,960,428	$–	$130,960,428
U.S. Government Agency - Mortgage Backed Securities	–	56,202,016	–	56,202,016
Taxable Municipal Bonds	–	52,810,667	–	52,810,667
Non-Taxable Municipal Bonds	–	1,821,422	–	1,821,422
Short Term Investments	805,252	–	–	805,252
Total	$805,252	$241,794,533	$–	$242,599,785

West Virginia Municipal Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Non-Taxable Municipal Bonds	$–	$115,000,277	$–	$115,000,277
Short Term Investments	375,509	–	–	375,509
Total	$375,509	$115,000,277	$–	$115,375,786

Tactical Opportunity Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$34,286,134	$–	$–	$34,286,134
Short Term Investments	460,505	–	–	460,505
Total	$34,746,639	$–	$–	$34,746,639

Other Financial Instruments
Liabilities
Written Options	$(475,050)	$–	$–	$(475,050)
Total	$(475,050)	$–	$–	$(475,050)

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the three months ended March 31, 2020. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

* For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolios of Investments.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date.

Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Growth Fund, Growth Fund and Tactical Opportunity Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Growth Fund, Growth Fund, Balanced Fund, and Tactical Opportunity Fund are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

3. Derivative Instruments and Hedging Activities:

The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price, thus involving additional payments by the Funds; 4) possible adverse tax consequences; 5) possible unforeseen redemption request by a derivative counter party increasing possible portfolio losses or costs, or preventing a Fund from implementing its investment strategy; and 6) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value, or net assets will not result in a violation of such restriction.

Option contracts (options) - are rights to buy or sell usually a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities.

A Fund may buy and/or sell the following types of options:

Call Options

A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:

››	Buy call options on a security in anticipation of an increase in the value of the security; and

››	Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options

A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

››	Buy put options on a security in anticipation of a decrease in the value of the security; and

››	Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the security).

4. Concentration Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at March 31, 2020, 23% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.